Shareholder Report, Holdings (Details)	Mar. 31, 2025
Cohen & Steers Real Estate Active ETF | Residential
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Real Estate Active ETF | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Cohen & Steers Real Estate Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Cohen & Steers Real Estate Active ETF | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Cohen & Steers Real Estate Active ETF | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Cohen & Steers Real Estate Active ETF | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Cohen & Steers Real Estate Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Real Estate Active ETF | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Active ETF | Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cohen & Steers Real Estate Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Cohen & Steers Real Estate Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Estate Active ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Estate Active ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Estate Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Real Estate Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cohen & Steers Real Estate Active ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Real Estate Active ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Cohen & Steers Real Estate Active ETF | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Cohen & Steers Real Estate Active ETF | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Real Estate Active ETF | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Cohen & Steers Real Estate Active ETF | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Real Estate Active ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Active ETF | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Active ETF | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Real Estate Active ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cohen & Steers Real Estate Active ETF | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Banking
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | Custom Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Unibal-Rodamco-Westfield SE, 7.25% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | BP Capital Markets PLC, 3.25%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | NextEra Energy Capital Holdings, Inc., 6.50%, due 8/15/55
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | BNP Paribas SA, 4.625% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | Barclays PLC, 9.25% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | Societe Generale SA, 6.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Natural Resources Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Natural Resources Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cohen & Steers Natural Resources Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Cohen & Steers Natural Resources Active ETF | Agribusiness
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Cohen & Steers Natural Resources Active ETF | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Cohen & Steers Natural Resources Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Cohen & Steers Natural Resources Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Natural Resources Active ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Natural Resources Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Cohen & Steers Natural Resources Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Cohen & Steers Natural Resources Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Cohen & Steers Natural Resources Active ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Natural Resources Active ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cohen & Steers Natural Resources Active ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Natural Resources Active ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Natural Resources Active ETF | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Cohen & Steers Natural Resources Active ETF | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Cohen & Steers Natural Resources Active ETF | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Natural Resources Active ETF | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Natural Resources Active ETF | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Natural Resources Active ETF | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cohen & Steers Natural Resources Active ETF | Reliance Industries Ltd., GDR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cohen & Steers Natural Resources Active ETF | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Natural Resources Active ETF | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Natural Resources Active ETF | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%